Income Tax Expense - Summary of Unrecognized Taxable Temporary Difference Associated with Investments (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ (289,705,996)	$ (207,069,398)	$ (278,257,376)
Subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	(289,115,277)	(206,478,679)	(277,457,196)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ (590,719)	$ (590,719)	$ (800,180)